UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Kimberly S. Verdick
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

Intermediate Bond Fund of America®
Investment portfolio

May 31, 2008		unaudited

	Principal amount	Market value
Bonds & notes — 90.29%	(000)	(000)

MORTGAGE-BACKED OBLIGATIONS — 31.46%
Federal agency mortgage-backed obligations[1] — 14.84%
Fannie Mae 7.00% 2009	$ 10	$ 10
Fannie Mae 7.00% 2009	—	—
Fannie Mae 7.50% 2009	21	21
Fannie Mae 7.50% 2009	19	19
Fannie Mae 7.50% 2009	4	4
Fannie Mae 7.50% 2009	2	2
Fannie Mae 8.50% 2009	3	3
Fannie Mae 9.00% 2009	16	16
Fannie Mae 9.00% 2009	14	14
Fannie Mae 9.50% 2009	52	53
Fannie Mae 7.00% 2010	10	10
Fannie Mae 9.50% 2010	2	2
Fannie Mae 7.00% 2011	188	191
Fannie Mae 7.00% 2011	102	104
Fannie Mae 7.00% 2011	13	13
Fannie Mae 7.00% 2012	157	161
Fannie Mae 7.00% 2015	1,186	1,234
Fannie Mae 7.00% 2015	311	324
Fannie Mae 7.00% 2015	47	49
Fannie Mae 7.00% 2015	29	30
Fannie Mae 7.50% 2015	566	592
Fannie Mae 7.50% 2015	533	558
Fannie Mae 7.50% 2015	246	258
Fannie Mae 7.50% 2015	220	230
Fannie Mae 7.50% 2015	63	67
Fannie Mae 7.50% 2015	59	62
Fannie Mae 7.50% 2015	56	59
Fannie Mae 9.00% 2015	338	361
Fannie Mae 13.50% 2015	138	158
Fannie Mae 7.00% 2016	856	892
Fannie Mae 7.00% 2016	371	387
Fannie Mae 7.00% 2016	197	205
Fannie Mae 7.50% 2016	203	213
Fannie Mae 9.00% 2016	534	578
Fannie Mae 11.50% 2016	166	187
Fannie Mae 7.00% 2017	802	837
Fannie Mae 7.00% 2017	539	563
Fannie Mae 7.00% 2017	331	345
Fannie Mae 9.00% 2018	15	16
Fannie Mae 10.00% 2018	81	90
Fannie Mae 11.50% 2019	503	561
Fannie Mae 11.00% 2020	148	168
Fannie Mae 11.00% 2020	72	80
Fannie Mae 11.50% 2020	102	114
Fannie Mae 10.00% 2021	150	169
Fannie Mae 9.50% 2022	42	46
Fannie Mae 7.50% 2023	186	196
Fannie Mae 6.00% 2024	3,741	3,824
Fannie Mae 10.00% 2025	160	178
Fannie Mae 6.00% 2026	2,476	2,531
Fannie Mae 8.50% 2026	24	26
Fannie Mae 9.224% 2026[2]	807	891
Fannie Mae 9.50% 2026	401	451
Fannie Mae 8.50% 2027	64	70
Fannie Mae 6.00% 2028	8,034	8,192
Fannie Mae 6.00% 2028	2,871	2,927
Fannie Mae 7.50% 2031	83	87
Fannie Mae 6.50% 2035	6,074	6,317
Fannie Mae 6.00% 2036	6,010	6,103
Fannie Mae 6.00% 2036	2,414	2,452
Fannie Mae 5.50% 2037	7,384	7,262
Fannie Mae 5.50% 2037	5,095	5,011
Fannie Mae 5.643% 2037[2]	6,417	6,528
Fannie Mae 5.859% 2037[2]	10,828	11,089
Fannie Mae 5.862% 2037[2]	15,164	15,488
Fannie Mae 6.00% 2037	25,537	25,940
Fannie Mae 6.00% 2037	18,269	18,558
Fannie Mae 6.00% 2037	9,206	9,348
Fannie Mae 6.00% 2037	6,800	6,905
Fannie Mae 6.00% 2037	712	723
Fannie Mae 6.06% 2037[2]	7,347	7,535
Fannie Mae 6.50% 2037	12,388	12,701
Fannie Mae 6.50% 2037	11,844	12,144
Fannie Mae 6.50% 2037	4,368	4,479
Fannie Mae 7.00% 2037	18,231	19,184
Fannie Mae 7.00% 2037	17,746	18,674
Fannie Mae 7.00% 2037	9,279	9,660
Fannie Mae 7.00% 2037	9,255	9,634
Fannie Mae 7.00% 2037	8,116	8,540
Fannie Mae 7.00% 2037	5,654	5,886
Fannie Mae 7.00% 2037	3,681	3,832
Fannie Mae 7.00% 2037	2,134	2,222
Fannie Mae 7.00% 2037	1,429	1,504
Fannie Mae 7.00% 2037	1,211	1,261
Fannie Mae 7.50% 2037	4,745	4,970
Fannie Mae 7.50% 2037	1,028	1,077
Fannie Mae 4.443% 2038[2]	6,176	6,146
Fannie Mae 4.539% 2038[2]	2,363	2,363
Fannie Mae 5.45% 2038[2]	5,280	5,366
Fannie Mae 6.50% 2038	4,654	4,772
Fannie Mae 6.50% 2047	18,784	19,158
Fannie Mae 7.00% 2047	1,720	1,784
Fannie Mae 7.00% 2047	266	276
Fannie Mae, Series D, Class 2, 11.00% 2009	5	5
Fannie Mae, Series 2003-T1, Class B, 4.491% 2012	17,615	17,549
Fannie Mae, Series 88-16, Class B, 9.50% 2018	19	22
Fannie Mae, Series 90-21, Class Z, 9.00% 2020	363	397
Fannie Mae, Series 2001-4, Class GA, 10.204% 2025[2]	817	913
Fannie Mae, Series 2001-4, Class NA, 11.886% 2025[2]	1,957	2,224
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	1,415	1,508
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	1,349	1,448
Fannie Mae, Series 2001-20, Class D, 11.074% 2031[2]	145	164
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	6,850	6,689
Fannie Mae, Series 2006-56, Class OG, principal only, 0% 2036	11,215	8,433
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	6,080	4,804
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	24,748	24,992
Fannie Mae, Series 2006-114, Class PD, 6.00% 2036	11,214	11,380
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	7,841	8,117
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	13,722	10,407
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	10,447	10,464
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	11,899	12,101
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	330	346
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	300	306
Freddie Mac 7.00% 2008	4	4
Freddie Mac 8.50% 2009	16	16
Freddie Mac 8.00% 2010	17	17
Freddie Mac 9.50% 2010	1	1
Freddie Mac 8.00% 2012	21	22
Freddie Mac 6.00% 2014	82	84
Freddie Mac 6.00% 2014	55	56
Freddie Mac 7.00% 2015	69	71
Freddie Mac 8.00% 2017	205	217
Freddie Mac 8.00% 2017	80	85
Freddie Mac 8.00% 2017	60	64
Freddie Mac 8.50% 2018	1	1
Freddie Mac 10.00% 2018	416	465
Freddie Mac 8.50% 2019	57	62
Freddie Mac 10.00% 2019	317	356
Freddie Mac 8.50% 2020	21	22
Freddie Mac 8.50% 2021	33	36
Freddie Mac 10.00% 2021	140	155
Freddie Mac 5.00% 2023	19,705	19,604
Freddie Mac 5.00% 2023	15,485	15,406
Freddie Mac 5.00% 2023	4,585	4,562
Freddie Mac 5.00% 2023	3,985	3,965
Freddie Mac 10.00% 2025	178	198
Freddie Mac 6.00% 2026	1,125	1,149
Freddie Mac 6.00% 2026	513	525
Freddie Mac 6.50% 2027	6,786	7,013
Freddie Mac 9.00% 2030	207	228
Freddie Mac 6.00% 2032	3,236	3,291
Freddie Mac 4.781% 2037[2]	4,571	4,594
Freddie Mac 5.50% 2037	9,752	9,694
Freddie Mac 5.50% 2037	2,130	2,118
Freddie Mac 5.73% 2037[2]	7,458	7,600
Freddie Mac 5.875% 2037[2]	2,264	2,313
Freddie Mac 6.00% 2037[2]	15,585	15,898
Freddie Mac 6.00% 2037	14,441	14,679
Freddie Mac 6.00% 2037	12,484	12,690
Freddie Mac 6.00% 2037	4,522	4,596
Freddie Mac 6.00% 2037	4,349	4,422
Freddie Mac 6.00% 2037	1,520	1,545
Freddie Mac 6.06% 2037[2]	5,449	5,574
Freddie Mac 6.287% 2037[2]	4,901	4,980
Freddie Mac 6.338% 2037[2]	8,995	9,217
Freddie Mac 6.375% 2037[2]	9,236	9,469
Freddie Mac 6.50% 2037	1,726	1,772
Freddie Mac 4.679% 2038[2]	7,733	7,720
Freddie Mac 4.953% 2038[2]	2,093	2,102
Freddie Mac 5.00% 2038	6	5
Freddie Mac 5.542% 2038[2]	4,871	4,946
Freddie Mac 5.607% 2038[2]	19,685	20,000
Freddie Mac 6.00% 2038	41,410	42,047
Freddie Mac 6.00% 2038	729	741
Freddie Mac, Series 2310, Class B, 9.891% 2015[2]	72	74
Freddie Mac, Series 2356, Class GD, 6.00% 2016	14,254	14,625
Freddie Mac, Series 2310, Class A, 10.551% 2017[2]	212	232
Freddie Mac, Series 1567, Class A, 2.963% 2023[2]	83	78
Freddie Mac, Series 2626, Class NG, 3.50% 2023	1,520	1,413
Freddie Mac, Series T-041, Class 3-A, 7.50% 2032	597	606
Freddie Mac, Series 3061, Class PN, 5.50% 2035	15,639	15,809
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	11,593	9,265
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	5,641	4,358
Freddie Mac, Series 3156, Class NG, 6.00% 2036	7,898	8,189
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	2,680	2,012
Freddie Mac, Series 3271, Class OA, 6.00% 2037	9,251	9,600
Government National Mortgage Assn. 9.00% 2008	6	6
Government National Mortgage Assn. 9.50% 2009	146	149
Government National Mortgage Assn. 9.00% 2016	13	14
Government National Mortgage Assn. 8.50% 2017	97	104
Government National Mortgage Assn. 9.50% 2020	60	67
Government National Mortgage Assn. 9.50% 2020	44	49
Government National Mortgage Assn. 8.50% 2021	181	196
Government National Mortgage Assn. 8.50% 2021	87	94
Government National Mortgage Assn. 9.00% 2021	75	82
Government National Mortgage Assn. 8.50% 2022	37	40
Government National Mortgage Assn. 8.50% 2022	33	36
Government National Mortgage Assn. 8.50% 2022	18	20
Government National Mortgage Assn. 8.50% 2023	242	263
Government National Mortgage Assn. 6.00% 2038	58,000	59,002
		809,370

Commercial mortgage-backed securities[1] — 8.59%
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	6,512	6,705
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class A-2, 3.808% 2036	2,340	2,335
CS First Boston Mortgage Securities Corp., Series 2003-CK2, Class A-4, 4.801% 2036	1,000	979
CS First Boston Mortgage Securities Corp., Series 2003-C5, Class G, 5.381% 2036[2,3]	1,600	1,261
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.588% 2036[2]	2,000	1,778
CS First Boston Mortgage Securities Corp., Series 2001-CK6, Class A-3, 6.387% 2036	8,250	8,526
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	3,000	2,982
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[3]	2,000	1,719
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[2]	3,000	2,997
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[2]	13,500	13,311
CS First Boston Mortgage Securities Corp., Series 1998-C1, Class C, 6.78% 2040	6,450	6,487
CS First Boston Mortgage Securities Corp., Series 1999-C1, Class D, 7.89% 2041[2]	1,500	1,565
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A-1, 4.326% 2034	9,026	8,946
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A-4, 4.529% 2037	8,500	8,385
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-M, 4.948% 2037[2]	1,783	1,639
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.317% 2037[2]	5,000	4,982
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	4,885	4,758
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	5,000	4,871
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	6,750	6,747
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[2]	1,000	994
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	7,500	7,474
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A-2, 3.958% 2035	7,600	7,581
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	5,020	4,854
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	7,233	7,227
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-2, 5.242% 2044	6,000	6,009
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	13,000	12,342
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	8,974	8,936
Commercial Mortgage Trust, Series 2004-LNB2, Class A-3, 4.221% 2039	2,000	1,981
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	8,350	8,293
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3,4]	1,270	1,239
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[3]	8,750	8,554
SBA CMBS Trust, Series 2006-1A, Class B, 5.451% 2036[3,4]	3,000	2,864
SBA CMBS Trust, Series 2006-1A, Class C, 5.559% 2036[3,4]	2,000	1,859
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	2,594	2,685
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-3, 4.561% 2041	3,875	3,785
Banc of America Commercial Mortgage Inc., Series 2004-5, Class A-AB, 4.673% 2041	3,000	2,928
Banc of America Commercial Mortgage Inc., Series 2005-1, Class A-3, 4.877% 2042	2,624	2,625
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.227% 2045[2]	10,500	10,392
GMAC Commercial Mortgage Securities, Inc., Series 2001-C2, Class A-1, 6.25% 2034	307	309
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	18,308	18,921
GMAC Commercial Mortgage Securities, Inc., Series 2003-C1, Class F, 4.718% 2036[2,3]	3,000	2,643
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.008% 2031[2,3]	71,273	845
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	2,862	2,832
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-1, 6.08% 2035	1,526	1,546
Bear Stearns Commercial Mortgage Securities Inc., Series 2004-PWR6, Class A-4, 4.521% 2041	12,250	11,904
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	4,610	4,451
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[3]	12,000	11,860
Crown Castle Towers LLC, Series 2005-1, Class C, 5.074% 2035[3,4]	8,180	7,874
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	14,000	14,963
Fannie Mae, Series 2002-T11, Class B, 5.341% 2012	4,025	4,146
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	11,350	11,278
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[3]	7,063	6,772
GE Capital Commercial Mortgage Corp., Series 2000-1, Class A-2, 6.496% 2033	9,579	9,893
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	6,815	6,769
GE Commercial Mortgage Corp., Series 2003-C2, Class A-2, 4.17% 2037	1,263	1,253
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	3,000	2,970
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.115% 2039[2]	2,000	1,834
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	1,900
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[2]	2,000	1,995
GE Commercial Mortgage Corp., Series 2005-C1, Class A-2, 4.353% 2048	3,600	3,573
GE Commercial Mortgage Corp., Series 2005-C1, Class A-3, 4.578% 2048	1,740	1,699
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	5,000	4,997
Merrill Lynch Mortgage Trust, Series 2005-MCP1, Class A-2, 4.556% 2043	9,790	9,704
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[3]	6,250	6,063
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3,4]	1,000	922
American Tower Trust I, Series 2007-1A, Class C, 5.615% 2037[3]	1,000	881
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	7,500	6,359
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class A-1, 6.341% 2033	232	232
Salomon Brothers Commercial Mortgage Trust, Series 2000-C3, Class B, 6.758% 2033	2,000	2,075
Salomon Brothers Commercial Mortgage Trust, Series 2001-C1, Class A-3, 6.428% 2035	10,972	11,342
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	12,000	11,902
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[3]	10,000	10,711
LB-UBS Commercial Mortgage Trust, Series 2001-C7, Class A-3, 5.642% 2025	2,259	2,285
LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A-2, 7.95% 2025	1,701	1,775
LB-UBS Commercial Mortgage Trust, Series 2002-C4, Class A-2, 4.023% 2026	3,178	3,169
LB-UBS Commercial Mortgage Trust, Series 2002-C1, Class A-3, 6.226% 2026	1,465	1,481
Morgan Stanley Dean Witter Capital I Trust, Series 2001-PGMA, Class A-2, 3.14% 2016[2,3]	1,000	991
Morgan Stanley Dean Witter Capital I Trust, Series 2001-TOP5, Class A-3, 6.16% 2035	3,847	3,895
Morgan Stanley Dean Witter Capital I Trust, Series 2003-TOP9, Class A-1, 3.98% 2036	3,550	3,514
Hilton Hotel Pool Trust, Series 2000-HLTA, Class C, 7.458% 2015[3]	7,500	8,083
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class A-2, 6.53% 2031	3,575	3,599
Morgan Stanley Capital I, Inc., Series 1999-FNV1, Class D, 7.03% 2031	4,000	4,056
Morgan Stanley Capital I, Inc., Series 2004-RR2, Class A-1, 4.39% 2033[3,4]	220	176
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[4]	6,307	6,375
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.875% 2045[2]	6,500	6,221
Government Lease Trust, Series 1999-GSA1, Class A-4, MBIA insured, 6.48% 2011[3]	5,930	6,110
Chase Commercial Mortgage Securities Corp., Series 2000-2, Class A-1, 7.543% 2032	1,021	1,030
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,130	4,297
DLJ Commercial Mortgage Corp., Series 1998-CF2, Class A-4, 6.90% 2031[2]	3,250	3,282
DLJ Commercial Mortgage Corp., Series 1999-CG1, Class A-1B, 6.46% 2032	1,539	1,553
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR13, Class A-1, 5.294% 2041	3,799	3,815
First Union National Bank Commercial Mortgage Trust, Series 2002-C1, Class A-1, 5.585% 2034	3,486	3,520
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[2]	2,000	1,987
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.777% 2042[2]	1,000	950
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	3,000	2,881
Prudential Securities Secured Financing Corp., Series 1999-NRF1, Class C, 6.746% 2031	2,000	2,025
		468,083

Collateralized mortgage-backed obligations (privately originated)[1] — 7.36%
Countrywide Alternative Loan Trust, Series 2005-J8, Class 2-A-1, 5.00% 2020[4]	4,991	4,804
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	8,935	8,509
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	4,726	4,056
Countrywide Alternative Loan Trust, Series 2005-21CB, Class A-9, 5.50% 2035	2,656	2,491
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 6-A-1, 6.00% 2035	2,734	2,339
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	5,409	4,678
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.871% 2047[2]	39,321	28,455
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	670	640
CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	485	474
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	828	722
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	1,735	1,654
CS First Boston Mortgage Securities Corp., Series 2005-1, Class I-A-27, 5.50% 2035	12,210	11,855
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[3]	20,575	13,469
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	14,173	13,363
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	4,152	3,552
Residential Accredit Loans, Inc., Series 2004-QS12, Class M-1, 6.00% 2034	1,232	616
Residential Accredit Loans, Inc., Series 2005-QS5, Class A-5, 5.75% 2035	7,000	4,858
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	6,463	5,573
IndyMac INDX Mortgage Loan Trust, Series 2005-AR5, Class 1-A-1, 5.848% 2035[2]	4,569	3,760
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.837% 2036[2]	23,751	19,530
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.364% 2036[2]	3,364	2,736
Wells Fargo Mortgage-backed Securities Trust, Series 2003-10, Class A-1, 4.50% 2018	5,760	5,458
Wells Fargo Mortgage-backed Securities Trust, Series 2003-M, Class A-1, 4.705% 2033[2]	5,374	5,121
Wells Fargo Mortgage-backed Securities Trust, Series 2003-3, Class II-A-1, 5.25% 2033	7,033	6,836
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.654% 2036[2]	3,585	3,453
CHL Mortgage Pass-Through Trust, Series 2003-50, Class A-1, 5.00% 2018	13,443	13,013
CHL Mortgage Pass-Through Trust, Series 2004-HYB6, Class A-1, 4.24% 2034[2]	2,378	2,166
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.10% 2047[2]	4,550	4,405
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	14,207	11,826
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	8,016	6,837
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.908% 2036[2]	3,736	2,861
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-6, Class 3-A-1, 5.889% 2037[2]	9,367	8,348
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.963% 2037[2]	4,478	3,430
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.998% 2037[2]	4,604	3,581
Bear Stearns ARM Trust, Series 2003-3, Class III-A-1, 5.123% 2033[2]	4,453	4,331
Bear Stearns ARM Trust, Series 2003-3, Class II-A-2, 6.415% 2033[2]	504	485
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[2]	6,500	5,791
Bear Stearns ARM Trust, Series 2005-1, Class II-A-2, 4.924% 2035[2]	6,732	6,571
Banc of America Mortgage Securities Trust, Series 2003-10, Class 5-A-1, 4.50% 2018	6,832	6,341
Banc of America Mortgage Securities Trust, Series 2004-7, Class 4-A-1, 5.00% 2019	8,604	8,156
Lehman Mortgage Trust, Series 2005-1, Class 6-A1, 5.00% 2020	2,506	2,426
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	8,568	8,129
Lehman Mortgage Trust, Series 2007-8, Class 3-A1, 7.25% 2037	4,137	3,629
MASTR Alternative Loan Trust, Series 2004-10, Class 2-A-1, 5.50% 2019	5,492	5,090
MASTR Alternative Loan Trust, Series 2003-2, Class 6-A-1, 6.00% 2033[4]	1,452	1,355
MASTR Alternative Loan Trust, Series 2004-2, Class 2-A-1, 6.00% 2034[4]	1,865	1,740
MASTR Alternative Loan Trust, Series 2005-3, Class 1-A-1, 5.50% 2035[4]	2,777	2,530
MASTR Alternative Loan Trust, Series 2005-3, Class 3-A-1, 6.50% 2035	1,720	1,630
Chase Mortgage Finance Trust, Series 2003-S10, Class A-1, 4.75% 2018	11,702	11,208
Structured Asset Securities Corp., Series 2003-29, Class 1-A-1, 4.75% 2018	5,031	4,819
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.501% 2027[2,3]	1,794	1,791
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.738% 2027[2,3]	1,860	1,857
Structured Asset Securities Corp., Series 1999-RF1, Class A, 7.814% 2028[2,3]	2,648	2,569
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	19	19
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 5.748% 2033[2]	340	322
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR18, Class 1-A1, 5.345% 2037[2]	5,797	5,626
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.875% 2037[2]	2,655	2,224
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.875% 2037[2]	2,871	2,730
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class I-A-14, 5.50% 2035	4,858	4,522
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	5,922	5,539
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.513% 2046[2]	10,220	9,561
Citicorp Mortgage Securities, Inc., Series 2003-10, Class A-1, 4.50% 2018	10,059	9,532
Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class I-A1, 4.75% 2018	9,679	9,379
Merrill Lynch Mortgage Investors, Inc., Series 2006-A1, Class II-A-1, 6.137% 2036[2]	10,071	7,619
GSR Mortgage Loan Trust, Series 2004-10F, Class 1-A-5, 4.50% 2019	2,687	2,547
GSR Mortgage Loan Trust, Series 2005-AR1, Class 2-A-1, 4.917% 2035[2]	5,243	4,945
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.626% 2037[2]	9,138	7,182
Cendant Mortgage Capital LLC, Series 2003-2P, Class A-1, 5.451% 2019[2,3]	7,813	7,115
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	1,500	1,170
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	5,862	5,411
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	5,743	5,208
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[2,4]	6,577	5,196
PUMA Global Trust No. 1, Class B, 3.032% 2033[2,4]	5,500	4,650
Banc of America Alternative Loan Trust, Series 2005-6, Class 2-CB-2, 6.00% 2035	2,628	2,353
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.088% 2033[2]	2,268	2,136
Paine Webber CMO, Series O, Class 5, 9.50% 2019	201	222
MASTR Adjustable Rate Mortgage Trust, Series 2006-2, Class 4-A-1, 4.978% 2036[2]	238	221
		401,346

Other mortgage-backed securities[1] — 0.67%
Bank of America 5.50% 2012[3]	12,815	13,305
Nationwide Building Society, Series 2007-2, 5.50% 2012[3]	8,190	8,325
Banco Bilbao Vizcaya Argentaria, SA 5.75% 2017[3]	6,600	6,948
Northern Rock PLC 5.625% 2017[3]	5,735	5,747
HBOS Treasury Services PLC 5.25% 2017[3]	1,070	1,050
DEPFA ACS Bank 4.75% 2010	1,000	1,022
		36,397

Total mortgage-backed obligations		1,715,196

CORPORATE BONDS & NOTES — 25.23%
Financials — 13.69%
New York Life Global Funding 3.875% 2009[3]	$ 6,750	$ 6,774
New York Life Global Funding 4.625% 2010[3]	5,000	5,056
New York Life Global Funding 5.25% 2012[3]	16,500	16,563
New York Life Global Funding 4.65% 2013[3]	14,000	13,830
Monumental Global Funding II, Series 2006-A, 2.77% 2009[2,3]	2,000	1,987
Monumental Global Funding II, Series 2004-B, 3.90% 2009[3]	5,000	4,942
Monumental Global Funding II, Series 2004-F, 4.375% 2009[3]	2,000	1,988
Monumental Global Funding II, Series 2005-B, 4.625% 2010[3]	2,500	2,503
Monumental Global Funding 5.50% 2013[3]	7,985	7,948
Monumental Global Funding III 2.913% 2014[2,3]	11,140	9,901
Monumental Global Funding III 5.25% 2014[3]	10,000	9,595
PRICOA Global Funding I, Series 2003-2, 3.90% 2008[3]	10,000	9,956
PRICOA Global Funding I, Series 2004-4, 4.35% 2008[3]	3,000	3,000
PRICOA Global Funding I 4.20% 2010[3]	10,000	9,972
Prudential Financial, Inc., Series D, 5.15% 2013	6,250	6,154
PRICOA Global Funding I 5.30% 2013[3]	5,000	4,892
Santander Issuances, SA Unipersonal 2.902% 2016[2,3,4]	3,000	2,790
Santander Issuances, SA Unipersonal 5.805% 2016[2,3,4]	21,300	20,803
Santander Perpetual, SA Unipersonal 6.671% (undated)[2,3]	7,100	6,955
Abbey National PLC 6.70% (undated)[2]	3,022	3,006
Wells Fargo & Co. 4.375% 2013	26,500	25,850
Wells Fargo Bank, National Assn. 4.75% 2015	6,500	6,208
Bank of America Corp. 2.764% 2008[2]	250	249
Bank of America Corp. 4.90% 2013	27,000	26,670
Bank of America Corp., Series M, 8.125% noncumulative preferred (undated)[2]	3,000	3,003
Hartford Financial Services Group, Inc. 5.55% 2008	5,805	5,825
Hartford Financial Services Group, Inc. 5.25% 2011	6,600	6,566
Hartford Life Insurance Co. 2.813% 2012[2]	2,500	2,470
Glen Meadow Pass-Through Trust 6.505% 2067[2,3,4]	13,750	11,606
American Express Co. 4.75% 2009	8,500	8,507
American Express Credit Corp., Series B, 5.00% 2010	7,000	7,071
American Express Centurion Bank 5.55% 2012	5,000	4,957
American Express Co. 6.15% 2017	4,555	4,526
Washington Mutual Bank, FA, Series 11, 6.875% 2011	14,750	13,801
Washington Mutual, Inc. 5.95% 2013	8,000	7,208
Washington Mutual Bank, FA 5.65% 2014	700	606
International Lease Finance Corp. 4.75% 2009	5,000	4,990
American International Group, Inc. 4.70% 2010	3,000	2,964
International Lease Finance Corp. 5.00% 2010	3,280	3,260
American International Group, Inc. 5.375% 2011	2,000	1,990
American General Finance Corp., Series J, 6.90% 2017	5,225	4,965
American International Group, Inc., Series G, 5.85% 2018	1,500	1,450
ILFC E-Capital Trust II 6.25% 2065[2,3]	2,000	1,647
UniCredito Italiano SpA 5.584% 2017[2,3]	17,750	17,058
UniCredito Italiano SpA 6.00% 2017[3]	4,000	3,828
Bank One Corp. 2.625% 2008	6,000	5,997
JPMorgan Chase & Co. 5.60% 2011	3,000	3,066
J.P. Morgan Chase & Co. 6.75% 2011	5,000	5,236
JPMorgan Chase & Co. 4.891% 2015[2]	2,180	2,088
JPMorgan Chase Bank NA 5.875% 2016	950	936
JPMorgan Chase Bank NA 6.00% 2017	2,300	2,300
Metropolitan Life Global Funding I, Series 2004-7, 4.25% 2009[3]	4,000	3,986
Metropolitan Life Global Funding I, 5.125% 2013[3]	15,250	15,038
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 4.375% 2010[3]	13,885	13,707
Westfield Group 5.40% 2012[3]	5,000	4,908
Citigroup Inc. 2.695% 2008[2]	2,500	2,489
Citigroup Inc. 4.125% 2010	13,150	13,100
Citigroup Inc. 4.625% 2010	3,000	3,013
Principal Life Insurance Co. 3.20% 2009	6,000	5,981
Principal Life Insurance Co. 5.30% 2013	12,500	12,476
Kimco Realty Corp., Series C, 3.95% 2008	3,000	2,997
Kimco Realty Corp., Series C, 4.82% 2014	795	739
Kimco Realty Corp., Series C, 4.904% 2015	7,500	6,876
Kimco Realty Corp., Series C, 5.783% 2016	4,500	4,123
Kimco Realty Corp. 5.70% 2017	3,500	3,062
Jackson National Life Global 5.375% 2013[3]	17,565	17,358
PNC Funding Corp. 5.125% 2010	4,000	3,999
PNC Funding Corp., Series II, 6.113% (undated)[2,3]	16,300	12,535
ORIX Corp. 5.48% 2011	16,750	16,385
HBOS PLC 6.75% 2018[3]	7,650	7,476
HBOS PLC 5.375% (undated)[2,3]	7,657	6,811
Bank of New York Mellon Corp., Series G, 4.95% 2012	13,500	13,598
American Honda Finance Corp. 5.125% 2010[3]	13,000	13,254
Principal Life Global Funding I 4.40% 2010[3]	9,000	8,976
Principal Life Income Fundings Trust, Series 2005-34, 5.20% 2010	2,000	1,980
Principal Life Insurance Co. 6.25% 2012[3]	1,600	1,675
Allstate Life Global Funding Trust, Series 2005-4, 4.25% 2010	2,000	2,001
Allstate Life Global Funding Trust, Series 2008-4, 5.375% 2013	9,500	9,518
Protective Life Insurance Co., Series 2004-D, 4.00% 2009	3,000	2,976
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	7,750	7,633
US Bank National Assn. 4.40% 2008	10,500	10,521
Household Finance Corp. 6.40% 2008	10,000	10,009
Berkshire Hathaway Finance Corp. 4.60% 2013[3]	9,925	9,886
Wachovia Corp. 5.50% 2013	9,500	9,405
Simon Property Group, LP 5.00% 2012	1,000	977
Simon Property Group, LP 5.75% 2012	8,000	8,030
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	9,000	8,529
SLM Corp., Series A, 3.95% 2008	3,000	2,963
SLM Corp., Series A, 5.23% 2009[2]	5,000	4,835
ERP Operating LP 6.95% 2011	1,877	1,943
ERP Operating LP 6.625% 2012	2,000	2,048
ERP Operating LP 5.25% 2014	4,000	3,751
Lincoln National Corp. 5.65% 2012	7,500	7,454
ReliaStar Financial Corp. 6.50% 2008	4,000	4,050
ING Security Life Institutional Funding 4.25% 2010[3]	3,000	2,978
Korea Development Bank 4.625% 2010	5,000	5,004
Korea Development Bank 5.30% 2013	1,600	1,585
Standard Chartered Bank 6.40% 2017[3]	3,200	3,173
Standard Chartered PLC 6.409% (undated)[2,3]	4,100	3,390
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	1,340	1,303
Lehman Brothers Holdings Capital Trust VII 5.857% (undated)[2]	7,000	5,009
Resona Bank, Ltd. 5.85% (undated)[2,3]	7,000	6,034
Skandinaviska Enskilda Banken AB 6.875% 2009	1,000	1,020
Skandinaviska Enskilda Banken AB 4.958% (undated)[2,3]	5,685	4,842
XL Capital Finance (Europe) PLC 6.50% 2012	1,100	1,082
XL Capital Ltd. 5.25% 2014	4,000	3,651
Twin Reefs Asset Trust (XLFA), Series B, 3.59% 2079[2,3]	9,700	667
Bear Stearns Companies Inc. 7.25% 2018	5,000	5,328
ACE INA Holdings Inc. 5.875% 2014	5,000	5,030
Genworth Financial, Inc. 4.75% 2009	5,000	4,990
Goldman Sachs Group, Inc. 6.15% 2018	5,000	4,956
KeyBank NA 5.50% 2012	4,500	4,358
Barclays Bank PLC 5.45% 2012	4,000	4,072
CIT Group Inc. 5.65% 2017	4,500	3,625
Capmark Financial Group Inc. 5.875% 2012	4,000	3,224
SunTrust Banks, Inc. 7.25% 2018	3,000	3,090
ProLogis 6.625% 2018	3,000	2,979
Union Bank of California, NA 5.95% 2016	3,000	2,825
Société Générale 5.75% 2016[3]	1,000	974
Société Générale 5.922% (undated)[2,3]	2,118	1,846
Northern Trust Co. 5.85% 2017[3,4]	2,750	2,780
St. Paul Travelers Companies, Inc. 6.25% 2016	2,250	2,310
North Front Pass Through Trust 5.81% 2024[2,3,4]	2,000	1,825
Countrywide Financial Corp., Series B, 5.80% 2012	1,200	1,111
Assured Guaranty US Holdings Inc., Series A, 6.40% 2066[2]	1,295	929
Brandywine Operating Partnership, LP 5.75% 2012	65	61
Brandywine Operating Partnership, LP 5.40% 2014	935	830
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[2]	700	569
Royal Bank of Scotland Group PLC 6.99% (undated)[2,3]	300	275
		746,309

Industrials — 2.77%
Canadian National Railway Co. 4.95% 2014	17,850	17,739
Canadian National Railway Co. 5.85% 2017	9,000	9,083
General Electric Capital Corp., Series A, 4.80% 2013	17,500	17,419
General Electric Co. 5.00% 2013	2,000	2,022
General Electric Capital Corp., Series A, 5.625% 2017	3,000	2,978
Caterpillar Inc. 4.50% 2009	11,750	11,815
Caterpillar Financial Services Corp., Series F, 4.85% 2012	1,000	998
Caterpillar Financial Services Corp., Series F, 4.25% 2013	4,000	3,900
Caterpillar Financial Services Corp. 5.45% 2018	3,500	3,472
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,3]	13,522	13,979
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[1,3]	1,910	1,958
Continental Airlines, Inc., Series 2006-1, Class G, FGIC insured, 3.426% 2015[1,2]	10,000	8,561
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[1]	3,987	3,668
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[1]	1,910	1,533
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[1]	13,860	13,277
Union Pacific Corp. 5.75% 2017	1,515	1,503
Union Pacific Corp. 5.70% 2018	7,465	7,379
John Deere Capital Corp., Series D, 4.50% 2013	7,500	7,405
Honeywell International Inc. 4.25% 2013	5,000	4,925
Koninklijke Philips Electronics NV 4.625% 2013	4,300	4,241
USG Corp. 6.30% 2016	5,000	4,100
Atlas Copco AB 5.60% 2017[3]	4,000	3,898
CSX Corp. 5.75% 2013	3,300	3,279
Southern Capital Corp. Pass Through Trust, Series 2002-1, Class G, MBIA insured, 5.70% 2023[1,3]	926	970
Burlington Northern and Santa Fe Railway Co. Pass Through Trust, Series 1996-B, 6.96% 2009[1]	866	881
		150,983

Telecommunication services — 2.21%
BellSouth Corp. 4.20% 2009	12,000	12,031
SBC Communications Inc. 6.25% 2011	34,250	35,590
AT&T Inc. 4.95% 2013	3,250	3,244
Verizon Global Funding Corp. 7.375% 2012	5,000	5,423
Verizon Communications Inc. 5.25% 2013	12,200	12,315
France Télécom 7.75% 2011[2]	12,500	13,393
British Telecommunications PLC 5.15% 2013	13,250	12,974
Vodafone Group PLC 7.75% 2010	9,525	9,979
Singapore Telecommunications Ltd. 6.375% 2011[3]	7,000	7,333
Deutsche Telekom International Finance BV 8.00% 2010[2]	5,000	5,318
Nextel Communications, Inc., Series E, 6.875% 2013	3,500	2,837
		120,437

Consumer staples — 1.36%
Costco Wholesale Corp. 5.30% 2012	$20,700	$21,364
Wal-Mart Stores, Inc. 4.125% 2010	1,500	1,523
Wal-Mart Stores, Inc. 4.75% 2010	7,500	7,740
Wal-Mart Stores, Inc. 4.25% 2013	9,500	9,442
Diageo Capital PLC 4.375% 2010	10,500	10,506
CVS Corp. 6.117% 2013[1,3,4]	1,566	1,522
CVS Corp. 6.036% 2028[1,3]	2,657	2,413
CVS Caremark Corp. 6.943% 2030[1,3]	5,963	5,811
Tesco PLC 5.50% 2017[3]	9,000	8,855
PepsiCo, Inc. 4.65% 2013	5,000	5,068
		74,244

Utilities — 1.15%
National Grid PLC 6.30% 2016	10,990	11,078
PSEG Power LLC, Series B, 5.125% 2012	8,343	8,420
Ohio Power Co., Series J, 5.30% 2010	8,000	8,110
Scottish Power PLC 4.91% 2010	4,000	4,005
Scottish Power PLC 5.375% 2015	4,000	3,783
Georgia Power Co., Series V, 4.10% 2009	7,000	7,001
E.ON International Finance BV 5.80% 2018[3]	5,000	4,929
National Rural Utilities Cooperative Finance Corp. 5.45% 2018	5,000	4,878
Veolia Environnement 5.25% 2013	4,350	4,313
MidAmerican Energy Holdings Co. 5.75% 2018[3]	3,600	3,594
Duke Energy Corp., First and Refunding Mortgage Bonds, 4.50% 2010	2,250	2,272
		62,383

Consumer discretionary — 1.11%
Federated Department Stores, Inc. 6.625% 2008	2,000	2,005
Federated Retail Holdings, Inc. 5.35% 2012	11,025	10,401
Target Corp. 5.125% 2013	1,700	1,718
Target Corp. 6.00% 2018	6,500	6,601
Kohl’s Corp. 6.30% 2011	3,000	3,041
Kohl’s Corp. 7.375% 2011	4,175	4,329
Gannett Co., Inc. 4.125% 2008	7,000	7,000
Lowe’s Companies, Inc. 8.25% 2010	5,000	5,370
Walt Disney Co. 4.70% 2012	5,000	5,025
McDonald’s Corp., Series I, 4.30% 2013	5,000	4,941
Home Depot, Inc. 2.925% 2009[2]	1,500	1,445
Home Depot, Inc. 5.20% 2011	3,000	2,989
Marriott International, Inc., Series J, 5.625% 2013	3,000	2,885
Comcast Corp. 6.30% 2017	2,750	2,794
		60,544

Health care — 1.06%
GlaxoSmithKline Capital Inc. 4.85% 2013	12,500	12,464
GlaxoSmithKline Capital Inc. 5.65% 2018	7,000	6,934
AstraZeneca PLC 5.40% 2012	12,000	12,243
UnitedHealth Group Inc. 3.75% 2009	7,000	6,939
UnitedHealth Group 6.00% 2017	4,750	4,661
Schering-Plough Corp. 6.00% 2017	5,000	4,957
Abbott Laboratories 5.875% 2016	3,225	3,339
WellPoint, Inc. 5.875% 2017	3,000	2,898
Hospira, Inc. 5.55% 2012	2,500	2,490
CIGNA Corp. 6.35% 2018	1,000	1,001
		57,926

Energy — 0.91%
Kinder Morgan Energy Partners LP 5.00% 2013	$ 5,000	$ 4,831
Kinder Morgan Energy Partners LP 5.125% 2014	5,000	4,791
TransCanada PipeLines Ltd. 6.35% 2067[2]	10,050	8,851
Enterprise Products Operating LLC 5.65% 2013	6,875	6,844
Enbridge Energy Partners, LP 6.50% 2018[3]	4,600	4,609
Petroleum Export Ltd., Class A-1, MBIA insured, 4.623% 2010[1,3]	4,250	4,242
Gaz Capital SA 6.51% 2022[3]	4,345	4,106
Qatar Petroleum 5.579% 2011[1,3]	3,889	3,987
Sunoco, Inc. 5.75% 2017	3,000	2,839
Enbridge Inc. 5.60% 2017	2,500	2,417
Transocean Inc. 5.25% 2013	2,250	2,259
		49,776

Information technology — 0.58%
National Semiconductor Corp. 6.15% 2012	6,500	6,480
National Semiconductor Corp. 6.60% 2017	5,000	4,895
Oracle Corp. 4.95% 2013	7,500	7,533
Western Union Co. 5.40% 2011	6,750	6,694
Cisco Systems, Inc. 5.25% 2011	5,750	5,909
		31,511

Materials — 0.39%
Dow Chemical Co. 5.70% 2018	11,700	11,529
Nucor Corp. 5.00% 2013	5,000	4,998
Rohm and Haas Co. 6.00% 2017	5,000	4,921
		21,448

Total corporate bonds & notes		1,375,561

U.S. TREASURY BONDS & NOTES — 16.59%
U.S. Treasury 3.625% 2009	19,520	19,813
U.S. Treasury 6.00% 2009	22,050	22,989
U.S. Treasury 3.625% 2010	3,540	3,608
U.S. Treasury 4.00% 2010	4,550	4,666
U.S. Treasury 4.75% 2010	10,000	10,372
U.S. Treasury 4.50% 2011	82,350	85,940
U.S. Treasury 4.50% 2011	31,500	32,946
U.S. Treasury 4.625% 2011	101,250	106,352
U.S. Treasury 3.00% 2012[4,5]	17,804	19,366
U.S. Treasury 4.125% 2012	22,000	22,743
U.S. Treasury 4.25% 2012	298,955	310,656
U.S. Treasury 4.625% 2012	19,900	20,904
U.S. Treasury 2.75% 2013	3,425	3,329
U.S. Treasury 3.625% 2013	35,750	36,134
U.S. Treasury 4.25% 2013	60,335	62,647
U.S. Treasury 4.25% 2014	3,075	3,192
U.S. Treasury 5.125% 2016	85,750	92,771
U.S. Treasury 7.25% 2016	4,460	5,464
U.S. Treasury 7.50% 2016	25,000	31,144
U.S. Treasury 4.625% 2017	4,250	4,442
U.S. Treasury Principal Strip 0% 2014	3,020	2,395
U.S. Treasury Principal Strip 0% 2037	11,250	2,899
		904,772

ASSET-BACKED OBLIGATIONS[1] — 10.35%
MBNA Credit Card Master Note Trust, Series 2006-1, Class A, 4.90% 2011	$ 7,500	$ 7,564
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 4.214% 2012[2]	7,000	6,844
MBNA Credit Card Master Note Trust, Series 2005-6, Class A, 4.50% 2013	18,500	18,598
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	3,724
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-3, 5.46% 2011	4,750	4,812
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	7,500	7,556
Honda Auto Receivables Owner Trust, Series 2006-2, Class A-4, 5.28% 2012	8,750	8,864
Honda Auto Receivables Owner Trust, Series 2007-1, Class A-4, 5.09% 2013	3,500	3,518
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	9,500	9,685
AmeriCredit Automobile Receivables Trust, Series 2006-R-M, Class A-2, MBIA insured, 5.42% 2011	4,917	4,794
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-3-A, MBIA insured, 5.42% 2012	3,750	3,608
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-3-A, FSA insured, 5.49% 2012	5,000	4,971
AmeriCredit Automobile Receivables Trust, Series 2006-B-G, Class A-4, FGIC insured, 5.21% 2013	12,495	11,306
AmeriCredit Automobile Receivables Trust, Series 2006-A-F, Class A-4, FSA insured, 5.64% 2013	6,000	5,748
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-B, MBIA insured, 2.804% 2014[2]	1,750	1,496
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[3]	3,781	3,759
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[3]	10,000	9,888
Drive Auto Receivables Trust, Series 2006-1, Class A-4, FSA insured, 5.54% 2013[3]	14,000	13,571
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	4,714	4,626
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	9,852	9,384
Triad Automobile Receivables Trust, Series 2006-A, Class A-4, AMBAC insured, 4.88% 2013	5,000	4,724
CPS Auto Receivables Trust, Series 2004-A, Class A-2, FSA insured, 3.87% 2010[3]	1,377	1,347
CPS Auto Receivables Trust, Series 2004-D, Class A-2, XLCA insured, 3.86% 2011[3]	1,178	1,093
CPS Auto Receivables Trust, Series 2005-C, Class A-2, FSA insured, 4.79% 2012[3]	4,482	4,437
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[3]	3,000	2,814
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[3]	9,350	8,925
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.544% 2013[2,3]	7,500	7,216
Washington Mutual Master Note Trust, Series 2007-B1, Class B-1, 4.95% 2014[3]	1,000	908
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[3]	7,000	6,703
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.564% 2015[2,3]	2,000	1,780
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-2, 3.87% 2011	2,060	2,064
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	5,250	5,253
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-2, 5.03% 2014	9,000	9,164
Nissan Auto Lease Trust, Series 2008-A, Class A-2a, 4.27% 2010	10,000	10,008
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	6,000	6,027
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[3]	9,350	9,144
Prestige Auto Receivables Trust, Series 2007-1, Class A-3, FSA insured, 5.58% 2014[3]	7,000	6,891
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	5,000	4,916
Chase Issuance Trust, Series 2006-8, Class A, 2.574% 2016[2]	10,000	9,445
PSE&G Transition Funding II LLC, Series 2005-1, Class A-2, 4.34% 2014	14,050	14,041
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	14,250	13,912
Capital One Multi-asset Execution Trust, Series 2003-4, Class B, 3.314% 2011[2]	3,000	2,979
Capital One Multi-asset Execution Trust, Series 2005-11, Class A, 2.554% 2013[2]	3,500	3,388
Capital One Multi-asset Execution Trust, Series 2006-3, Class A, 5.05% 2018	8,000	7,446
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[2,3]	14,253	13,705
Susquehanna Auto Lease Trust, Series 2007-1, Class A-2, 5.32% 2009[3]	3,391	3,402
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[3]	10,000	10,113
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A-4, 4.40% 2015	12,800	12,478
BA Credit Card Trust, Series 2007-B1, Class B-1, 2.594% 2012[2]	5,000	4,802
BA Credit Card Trust, Series 2006-6, Class A, 2.544% 2013[2]	6,000	5,856
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	2,912	2,769
UPFC Auto Receivables Trust, Series 2007-A, Class A-3, MBIA insured, 5.53% 2013	4,250	4,056
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	4,000	3,751
MASTR Asset-backed Securities Trust, Series 2006-AB1, Class A-4, 5.719% 2036[2]	12,185	9,944
Discover Card Master Trust I, Series 2007-3, Class B, Subseries 1, 2.644% 2012[2]	10,000	9,431
MBNA Master Credit Card Trust II, Series 2000-E, Class A, 7.80% 2012	2,580	2,759
MBNA Master Credit Card Trust II, Series 2000-H, Class A, 2.764% 2013[2]	6,500	6,427
John Deere Owner Trust, Series 2008, Class A-4, 4.89% 2015	9,250	8,975
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[2]	10,009	8,507
Advanta Business Card Master Trust, Series 2005-A3, Class A, 4.70% 2011	6,750	6,737
Advanta Business Card Master Trust, Series 2006-C1, Class C, 2.959% 2014[2]	2,000	1,460
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-2, 4.98% 2013	7,900	7,932
West Penn Funding LLC, Transition Bonds, Series 2005-A, Class A-1, 4.46% 2010[3]	7,819	7,864
First Investors Auto Owner Trust, Series 2006-A, Class A-4, MBIA insured, 5.00% 2013[3]	8,000	7,430
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2014[4]	8,978	7,255
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[2]	7,099	7,004
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 2.693% 2037[2]	18,385	6,535
Vanderbilt Mortgage and Finance, Inc., Series 2000-C, Class A-4, 7.905% 2026	2,151	2,214
Vanderbilt Mortgage and Finance, Inc., Series 2000-D, Class A-4, 7.715% 2027	3,803	3,821
Countryplace Manufactured Housing Contract, Series 2005-1, Class A-2, AMBAC insured, 4.42% 2035[2,3]	5,863	5,713
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-1, Class A-5, MBIA insured, 5.08% 2011[3]	5,750	5,446
Capital One Auto Finance Trust, Series 2007-B, Class A3A, MBIA insured, 5.03% 2012	5,500	5,360
Irwin Home Equity, Series 2006-1, Class 2-A2, AMBAC insured, 5.39% 2035[2,3]	7,500	5,040
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 2.893% 2034[2]	6,100	5,026
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	5,000	5,020
American Express Credit Account Master Trust, Series 2008-1, Class A, 2.964% 2013[2]	5,000	4,959
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	5,000	4,924
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	3,815	3,612
Residential Asset Securities Corp. Trust, Series 2003-KS8, Class A-I-6, 4.83% 2033	1,320	1,154
Carrington Mortgage Loan Trust, Series 2006-NC2, Class A-2, 2.483% 2036[2]	5,000	4,543
Vega ContainerVessel PLC, Series 2006-1, Class A, XLCA insured, 5.562% 2021[3]	4,838	4,200
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF-4, 5.028% 2035[2]	4,485	4,104
Chase Auto Owner Trust, Series 2006-B, Class A-4, 5.11% 2014	4,000	4,039
ARG Funding Corp., Series 2005-1, Class A-3, MBIA insured, 4.29% 2011[3]	4,250	3,930
CWABS, Inc., Series 2006-24, Class 2-A-3, 2.543% 2037[2]	5,000	3,563
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.664% 2037[2]	7,303	3,545
CS First Boston Mortgage Securities Corp., Series 2007-3, Class 1-A-1A, 5.837% 2037[2]	3,774	3,521
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-2, 3.79% 2017	1,914	1,876
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	1,500	1,402
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[2]	7,000	3,150
DaimlerChrysler Auto Trust, Series 2006-B, Class A-4, 5.38% 2011	3,000	3,034
CenterPoint Energy Transition Bond Company III, LLC, Series 2008, Class A-1, 4.192% 2020	3,000	2,877
GS Auto Loan Trust, Series 2006-1, Class A-4, 5.60% 2014	2,775	2,677
Spirit Master Funding LLC, Net-Lease Mortgage Notes, Series 2005-1, Class A-1, AMBAC insured, 5.05% 2023[3,4]	3,485	2,480
Citibank Credit Card Issuance Trust, Class 2004-A7, 2.728% 2013[2]	2,500	2,433
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[3,4]	2,304	2,281
PECO Energy Transition Trust, Series 1999-A, Class A-7, 6.13% 2009	2,190	2,205
Green Tree Financial Corp., Series 1997-6, Class A-6, 6.90% 2029	660	648
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	1,555	1,536
AMRESCO Residential Securities Corp. Mortgage Loan Trust, Series 1997-2, Class A-7, 7.57% 2027	1,805	1,747
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[2]	3,853	1,448
Litigation Settlement Monetized Fee Trust I, Series 2001-1, Class A-1, 8.33% 2031[3,4]	935	905
PP&L Transition Bond Co. LLC, Series 1999-1, Class A-8, 7.15% 2009	590	597
Saxon Asset Securities Trust, Series 2002-2, Class AF-5, 6.49% 2031[2]	639	476
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	1,000	451
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series SPMD 2001-A, Class AF-6, 6.537% 2030	254	221
		564,311

FEDERAL AGENCY BONDS & NOTES — 6.22%
Freddie Mac 4.125% 2009	20,000	20,285
Freddie Mac 6.625% 2009	43,085	45,095
Freddie Mac 4.125% 2010	20,000	20,375
Freddie Mac 5.25% 2011	4,645	4,861
Freddie Mac 5.875% 2011	50,000	52,197
Fannie Mae 5.167% 2009[2]	450	454
Fannie Mae 7.125% 2010	8,275	8,905
Fannie Mae 5.50% 2011	5,000	5,261
Fannie Mae 6.00% 2011	35,000	37,330
Fannie Mae 5.25% 2012	56,000	57,012
Fannie Mae 4.625% 2013	14,000	13,808
Federal Home Loan Bank 2.875% 2011	15,000	14,707
Federal Home Loan Bank 5.625% 2016	22,020	21,903
Federal Agricultural Mortgage Corp. 4.25% 2008	7,500	7,522
Federal Agricultural Mortgage Corp. 4.875% 2011[3]	17,750	18,331
Federal Agricultural Mortgage Corp. 5.125% 2011	1,500	1,560
Federal Agricultural Mortgage Corp. 5.50% 2011[3]	5,665	5,911
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	1,070	1,107
CoBank ACB 3.40% 2022[2,3,4]	3,220	2,544
		339,168

BONDS & NOTES OF GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.39%
Corporación Andina de Fomento 6.875% 2012	20,000	21,080

MUNICIPALS — 0.05%
California Maritime Infrastructure Authority, Taxable Lease Revenue Bonds
(San Diego Unified Port District-South Bay Plant Acquisition), Series 1999, 6.63% 2009[3]	2,697	2,704
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	292	286
		2,990

Total bonds & notes (cost: $5,054,522,000)		4,923,078

Preferred securities — 0.73%	Shares

FINANCIALS — 0.52%
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[2,3]	14,000,000	14,466
Deutsche Bank Capital Funding Trust I 7.872%[2,3]	5,000,000	5,042
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[2,3]	5,000,000	4,418
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[2]	1,650,000	1,469
SMFG Preferred Capital USD 1 Ltd. 6.078%[2,3]	1,600,000	1,402
Barclays Bank PLC 7.434%[2,3]	1,200,000	1,173
BNP Paribas Capital Trust 9.003% noncumulative trust[2,3]	400,000	419
		28,389

MATERIALS — 0.12%
C10 Capital (SPV) Ltd. 6.722%[2,3]	7,000,000	6,461

U.S. GOVERNMENT AGENCY SECURITIES — 0.05%
US AgBank 6.11%[2,3]	4,250,000	3,092

MISCELLANEOUS — 0.04%
Other preferred securities in initial period of acquisition		2,083

Total preferred securities (cost: $44,621,000)		40,025

		unaudited

	Principal amount	Market value
Short-term securities — 10.27%	(000)	(000)

Federal Home Loan Bank 2.125%–2.23% due 7/25–8/29/2008	$91,700	$ 91,213
Coca-Cola Co. 2.07%–2.10% due 6/17–8/5/2008[3]	71,400	71,249
Park Avenue Receivables Co., LLC 2.42% due 7/15/2008[3]	39,000	38,882
Jupiter Securitization Co., LLC 2.42% due 6/19/2008[3]	28,200	28,164
General Electric Capital Corp. 2.32% due 6/2/2008	50,000	49,990
Chevron Corp. 2.10% due 6/30/2008	50,000	49,913
NetJets Inc. 2.16% due 6/4/2008[3]	40,000	39,990
Variable Funding Capital Corp. 2.61% due 7/3/2008[3]	38,000	37,909
PepsiCo Inc. 2.08%–2.12% due 6/3–6/11/2008[3]	32,800	32,786
Medtronic Inc. 2.00% due 6/19/2008[3]	25,000	24,974
Wm. Wrigley Jr. Co. 2.11% due 6/25/2008[3]	25,000	24,949
IBM International Group Capital LLC 2.10% due 6/18/2008[3]	18,000	17,974
AT&T Inc. 2.10% due 6/26/2008[3]	17,500	17,473
Eaton Corp. 2.20% due 6/16/2008[3]	16,900	16,884
Abbott Laboratories 2.00% due 7/16/2008[3]	8,100	8,079
Pfizer Inc 1.97% due 6/23/2008[3]	6,500	6,492
Wal-Mart Stores Inc. 2.05% due 6/9/2008[3]	2,800	2,798

Total short-term securities (cost: $559,767,000)		559,719

Total investment securities (cost: $5,658,910,000)		5,522,822
Other assets less liabilities		(70,078)

Net assets		$5,452,744

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]Coupon rate may change periodically.

[3]Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,146,385,000, which represented 21.02% of the net assets of the fund.

[4]Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $143,671,000, which represented 2.63% of the net assets of the fund.
[5]Index-linked bond whose principal amount moves with a government retail price index.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 31,343
Gross unrealized depreciation on investment securities	(168,125)
Net unrealized depreciation on investment securities	(136,782)
Cost of investment securities for federal income tax purposes	5,659,604

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-923-0708O-S15781

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, President and Principal Executive Officer

Date: July 29, 2008

By /s/ Ari M. Vinocor
Ari M. Vinocor, Treasurer and Principal Financial Officer

Date: July 29, 2008